Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Units [Line Items]
Shares Authorized	203,504,244	203,504,244	203,504,244
Shares Issued and Outstanding	199,145,285	199,145,285	165,578,120
Carrying Value		$ 87,140
Aggregate Liquidation Preference		$ 129,056
Series E [Member]
Preferred Units [Line Items]
Shares Authorized		36,861,678
Shares Issued and Outstanding		33,567,165
Carrying Value		$ 40,770
Aggregate Liquidation Preference		$ 44,108
Series D [Member]
Preferred Units [Line Items]
Shares Authorized		49,342,160
Shares Issued and Outstanding		49,342,160
Carrying Value		$ 22,192
Aggregate Liquidation Preference		$ 28,943
Series C-1 [Member]
Preferred Units [Line Items]
Shares Authorized		38,659,789
Shares Issued and Outstanding		38,659,789
Carrying Value		$ 2,180
Aggregate Liquidation Preference		$ 18,000
Series C [Member]
Preferred Units [Line Items]
Shares Authorized		27,079,195
Shares Issued and Outstanding		26,014,749
Carrying Value		$ 11,647
Aggregate Liquidation Preference		$ 13,442
Series B-4 [Member]
Preferred Units [Line Items]
Shares Authorized		30,739,072
Shares Issued and Outstanding		30,739,072
Carrying Value		$ 7,582
Aggregate Liquidation Preference		$ 11,199
Series B-3 [Member]
Preferred Units [Line Items]
Shares Authorized		6,627,558
Shares Issued and Outstanding		6,627,558
Carrying Value		$ 862
Aggregate Liquidation Preference		$ 2,620
Series B-2 [Member]
Preferred Units [Line Items]
Shares Authorized		746,602
Shares Issued and Outstanding		746,602
Carrying Value		$ 105
Aggregate Liquidation Preference		$ 340
Series B-1 [Member]
Preferred Units [Line Items]
Shares Authorized		7,985,151
Shares Issued and Outstanding		7,985,151
Carrying Value		$ 611
Aggregate Liquidation Preference		$ 2,918
Series A-4 [Member]
Preferred Units [Line Items]
Shares Authorized		2,447,023
Shares Issued and Outstanding		2,447,023
Carrying Value		$ 661
Aggregate Liquidation Preference		$ 4,182
Series A-3 [Member]
Preferred Units [Line Items]
Shares Authorized		1,998,177
Shares Issued and Outstanding		1,998,177
Carrying Value		$ 260
Aggregate Liquidation Preference		$ 1,604
Series A-2 [Member]
Preferred Units [Line Items]
Shares Authorized		639,773
Shares Issued and Outstanding		639,773
Carrying Value		$ 160
Aggregate Liquidation Preference		$ 1,021
Series A-1 [Member]
Preferred Units [Line Items]
Shares Authorized		378,066
Shares Issued and Outstanding		378,066
Carrying Value		$ 110
Aggregate Liquidation Preference		$ 679